Income Taxes (Tables) - Rigetti Holdings Inc [Member]	11 Months Ended
Dec. 31, 2021
Summary Of Domestic And Foreign Components Of Loss Before Income Taxes
The following table presents domestic and foreign components of loss before income taxes for the 11 months ended December 31, 2021 and year ended January 31,
2021:

	December 31,	January 31,
	2021	2021
Domestic	$(36,787,312)	$(25,222,388)
Foreign	(1,454,187)	(905,108)

	$(38,241,499)	$(26,127,496)

Summary Of Components Of Deferred Tax Assets And Liabilities
Significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2021 and January 31, 2021, are as
follows:

	December 31,	January 31,
	2021	2021
Deferred Tax Assets:
Net operating loss carryforwards	$46,552,853	$38,650,103
Accruals and reserves	146,603	96,320
Stock-based compensation	744,300	278,581
Research and development credits	10,986	10,986
Intangible assets	32,324	35,516

Gross deferred assets	47,487,066	39,071,506
Valuation allowance	(46,066,606)	(38,051,098)

Net Deferred Tax Assets	1,420,460	1,020,408
Deferred Tax Liabilities:
Property and equipment	$(1,420,460)	$(1,020,408)

Total Deferred Tax Liabilities	(1,420,460)	(1,020,408)

Total Net Deferred Tax Assets	$—	$—

Summary Of Effective Income Tax Rate Reconciliation
The effective tax rate differs from the statutory rate, primarily due to the Company’s history of incurring losses, which have not been benefited, the foreign rate differential related to subsidiary earnings, and other permanent differences.

	11 Months Ended December 31, 2021	Year Ended January 31, 2021
Component	Rate Impact	Rate Impact

Total pre-tax book income	21%	22%
State and local income taxes	0%	0%
Permanent differences	-1%	-2%
Rate differential	0%	0%
Return to provision true up	1%	-11%
Change in valuation allowance	-21%	-9%

Total:	0%	0%

Summary Of Unrecognized Tax Benefits Affecting The Effective Tax rate	No amount of unrecognized tax benefits would affect the effective tax rate because any tax benefits that, if recognized, would result in adjustments to a related deferred tax asset that are offset by a valuation allowance.

Beginning balance at February 1, 2021	$4,672,209
Current year increase(decrease)	—
Prior year adjustment - increase(decrease)	—

Ending balance at December 31, 2021	$4,672,209